Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Assets
Cash and due from banks	[1]	$ 48,621	$ 56,723
Interest-bearing deposits with banks		65,970	66,020
Securities
Trading		189,137	183,300
Investment, net of applicable allowance (Note 4)		303,360	256,618
Securities		492,497	439,918
Assets purchased under reverse repurchase agreements and securities borrowed		301,927	350,803
Loans (Note 5)
Retail		635,280	626,978
Wholesale		379,151	360,439
Loans		1,014,431	987,417
Allowance for loan losses (Note 5)		(7,125)	(6,037)
Loans, net		1,007,306	981,380
Other
Customers' liability under acceptances		28	35
Derivatives		188,211	150,612
Premises and equipment		6,734	6,852
Goodwill		19,287	19,286
Other intangibles		7,532	7,798
Other assets		104,020	92,155
Total other assets		325,812	276,738
Total assets		2,242,133	2,171,582
Deposits (Note 6)
Personal		519,172	522,139
Business and government		893,573	839,670
Bank		34,041	47,722
Total deposits		1,446,786	1,409,531
Other
Acceptances		28	35
Obligations related to securities sold short		46,823	35,286
Obligations related to assets sold under repurchase agreements and securities loaned		281,326	305,321
Derivatives		194,344	163,763
Insurance contract liabilities		23,407	22,231
Other liabilities		103,144	94,677
Total other liabilities		649,072	621,313
Subordinated debentures (Note 10)		13,745	13,546
Total liabilities		2,109,603	2,044,390
Equity attributable to shareholders
Retained earnings		92,988	88,608
Other components of equity		8,276	8,498
Total equity attributable to shareholders		132,447	127,089
Non-controlling interests		83	103
Total equity		132,530	127,192
Total liabilities and equity		2,242,133	2,171,582
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		10,363	9,031
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 20,820	$ 20,952

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at April 30, 2025 (January 31, 2025 – $2 billion; October 31, 2024 – $2 billion; April 30, 2024 – $2 billion January 31, 2024 - $3 billion; October 31, 2023 – $3 billion).